Shareholders' Equity (Stock Option Summary) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, number of options	590,047	465,247	365,495	249,911
Options exercisable, number of options	322,781
$26.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 26.91
Options outstanding, number of options	19,332
Options outstanding, weighted average remaining contractual life (in years)	2 years 7 months 6 days
Options exercisable, number of options	19,332
Options exercisable, weighted average remaining contractual life (in years)	2 years 7 months 6 days
33.27 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.27
Options outstanding, number of options	19,706
Options outstanding, weighted average remaining contractual life (in years)	5 years 3 months 18 days
Options exercisable, number of options	19,706
Options exercisable, weighted average remaining contractual life (in years)	5 years 3 months 18 days
28.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 28.38
Options outstanding, number of options	68,649
Options outstanding, weighted average remaining contractual life (in years)	3 years 4 months 24 days
Options exercisable, number of options	68,649
Options exercisable, weighted average remaining contractual life (in years)	3 years 4 months 24 days
39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 39.62
Options outstanding, number of options	101,004
Options outstanding, weighted average remaining contractual life (in years)	4 years 1 month 6 days
Options exercisable, number of options	101,004
Options exercisable, weighted average remaining contractual life (in years)	4 years 1 month 6 days
36.11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 36.11
Options outstanding, number of options	114,090
Options outstanding, weighted average remaining contractual life (in years)	5 years 3 months 18 days
Options exercisable, number of options	114,090
Options exercisable, weighted average remaining contractual life (in years)	5 years 3 months 18 days
33.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 33.83
Options outstanding, number of options	125,674
Options outstanding, weighted average remaining contractual life (in years)	6 years 1 month 6 days
Options exercisable, number of options
32.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price US$	$ 32.54
Options outstanding, number of options	141,592
Options outstanding, weighted average remaining contractual life (in years)	7 years 4 months 24 days
Options exercisable, number of options